Cover	Dec. 21, 2021	Jul. 14, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	Dec. 21, 2021
Entity Registrant Name		Foghorn Therapeutics Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-39634
Entity Tax Identification Number		47-5271393
Entity Address, Address Line One		500 Technology Square, Ste 700
Entity Address, Postal Zip Code		02139
City Area Code		617
Local Phone Number		586-3100
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of each class		Common Stock, $0.0001 par value per share
Trading Symbol(s)		FHTX
Name of each exchange on which registered		NASDAQ
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
Amendment Flag		false
Entity Central Index Key		0001822462
Entity Address, City or Town		MA
Entity Address, City or Town		Cambridge,